Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue	$ 6,982	$ 9,151	$ 23,260	$ 28,649
Production costs	(4,579)	(5,567)	(16,000)	(17,557)
(Write-down) reversal of materials and supplies			(532)	24
Depletion and amortization	(1,153)	(1,809)	(6,370)	(5,372)
Cost of sales	(5,732)	(7,376)	(22,902)	(22,905)
Gross profit	1,250	1,775	358	5,744
Administrative expenses	(1,080)	(1,067)	(3,104)	(3,662)
Share-based payment expenses	(145)	(286)	(405)	(1,414)
Amortization	(54)	(100)	(272)	(360)
General and administrative expenses	(1,279)	(1,453)	(3,781)	(5,436)
Exploration and holding expenses	(2,344)	(2,538)	(4,299)	(5,411)
Other (expenses) income	(247)	(6)	786	(844)
Provision for litigation		(22,277)		(22,277)
Impairment loss		(752)		(752)
Finance expenses	(985)	(688)	(3,086)	(2,438)
Loss before income taxes	(3,605)	(25,939)	(10,022)	(31,414)
Income tax expense	(174)	(4,921)	(194)	(4,913)
Net loss	(3,779)	(30,860)	(10,216)	(36,327)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	917	(236)	423	(54)
Total other comprehensive income (loss)	917	(236)	423	(54)
Total comprehensive loss	$ (2,862)	$ (31,096)	$ (9,793)	$ (36,381)
Loss per share
Basic and diluted	$ (0.11)	$ (0.94)	$ (0.30)	$ (1.12)
Weighted average number of shares
Basic and diluted	35,399,105	32,784,967	34,335,373	32,520,297